Offerings	Nov. 21, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	33,098,471
Proposed Maximum Offering Price per Unit | $ / shares	9
Maximum Aggregate Offering Price	$ 297,886,239
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,138.09
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued pursuant to anti-dilution adjustments resulting from share splits, share dividends, distributions or similar transactions.

(2)
Represents shares of Common Stock, par value $0.0001 per share (the “Common Stock”), issuable upon the exercise of Series K Warrants distributed by the Registrant for no consideration on November 21, 2025.

(5)	The price per share is based upon the exercise price per Series K Warrant.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	33,098,471
Proposed Maximum Offering Price per Unit | $ / shares	13
Maximum Aggregate Offering Price	$ 430,280,123
Fee Rate	0.01381%
Amount of Registration Fee	$ 59,421.69
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued pursuant to anti-dilution adjustments resulting from share splits, share dividends, distributions or similar transactions.

(3)	Represents shares of Common Stock issuable upon the exercise of Series A Warrants distributed by the Registrant for no consideration on November 21, 2025.

(6)	The price per share is based upon the exercise price per Series A Warrant.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	33,098,471
Proposed Maximum Offering Price per Unit | $ / shares	17
Maximum Aggregate Offering Price	$ 562,674,007
Fee Rate	0.01381%
Amount of Registration Fee	$ 77,705.29
Offering Note

(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, there are also being registered an indeterminable number of additional securities as may be issued pursuant to anti-dilution adjustments resulting from share splits, share dividends, distributions or similar transactions.

(4)	Represents shares of Common Stock issuable upon the exercise of Series Z Warrants distributed by the Registrant for no consideration on November 21, 2025.

(7)	The price per share is based upon the exercise price per Series Z Warrant.